Leases - Schedule of components of lease cost (Detail) - 12 months ended Dec. 31, 2021 ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)
Lease, Cost [Abstract]
Operating Lease, Cost		¥ 34,785	$ 5,459
Short-term Lease, Cost		1,740	273
Amortization of ROU assets		3,846	604
Interest expense on lease liabilities		295	46
Sublease income	[1]	(187)	(29)
Total lease cost		¥ 40,479	$ 6,353

[1]	On April 1, 2021, the Group entered into a sublease agreement on its office with a related party and a total amount of RMB408(US$64), of which RMB187(US$29) was recorded in rental income for the year ended December 30,2021. The sublease term is twelve months, which is less than the lease term of the head lease. The contract was terminated in advance on September 30, 2021.